Employee Stock Ownership Plan (ESOP) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Compensation and Retirement Disclosure [Abstract]
Shares held by ESOP	10,216,738	10,308,032	10,950,349
Company contributions to ESOP	$ 58,067	$ 52,627	$ 48,336